DEBT (Details) - USD ($)		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016
Current liabilities [abstract]
Short-term debt		$ 867,000,000	$ 604,000,000
Non-current liabilities [abstract]
Borrowings	[1]	4,457,000,000	4,560,000,000
Unamortized transaction costs		(49,000,000)	(52,000,000)
Current portion of long-term debt		(11,000,000)	(110,000,000)
Long-term debt	[1]	4,397,000,000	4,398,000,000
Debt capacity available		$ 3,501,000,000
Commerical paper [Member]
Current liabilities [abstract]
Maturity date		2018
Interest rate (%)	[2]	1.88%
Short-term debt	[3]	$ 565,000,000	306,000,000
Non-current liabilities [abstract]
Debt capacity available		$ 2,500,000,000
Credit facilities [Member]
Current liabilities [abstract]
Interest rate (%)	[2]	8.89%
Short-term debt	[4],[5]	$ 302,000,000	298,000,000
Floating rate bank loans [Member]
Non-current liabilities [abstract]
Borrowings	[1]	$ 0	10,000,000
7.7% debentures [Member]
Current liabilities [abstract]
Maturity date		2017
Interest rate (%)		7.70%
Non-current liabilities [abstract]
Borrowings	[1]	$ 0	100,000,000
6.75% debentures [Member]
Current liabilities [abstract]
Maturity date		2019
Interest rate (%)		6.75%
Non-current liabilities [abstract]
Borrowings	[1]	$ 500,000,000	500,000,000
3.15% debentures [Member]
Current liabilities [abstract]
Maturity date		2022
Interest rate (%)		3.15%
Non-current liabilities [abstract]
Borrowings	[1]	$ 500,000,000	500,000,000
3.5% debentures [Member]
Current liabilities [abstract]
Maturity date		2023
Interest rate (%)		3.50%
Non-current liabilities [abstract]
Borrowings	[1]	$ 500,000,000	500,000,000
3.375% debentures [Member]
Current liabilities [abstract]
Maturity date		2025
Interest rate (%)		3.375%
Non-current liabilities [abstract]
Borrowings	[1]	$ 550,000,000	550,000,000
7.8% debentures [Member]
Current liabilities [abstract]
Maturity date		2027
Interest rate (%)		7.80%
Non-current liabilities [abstract]
Borrowings	[1]	$ 125,000,000	125,000,000
4.125% debentures [Member]
Current liabilities [abstract]
Maturity date		2035
Interest rate (%)		4.125%
Non-current liabilities [abstract]
Borrowings	[1]	$ 450,000,000	450,000,000
7.125% debentures [Member]
Current liabilities [abstract]
Maturity date		2036
Interest rate (%)		7.125%
Non-current liabilities [abstract]
Borrowings	[1]	$ 300,000,000	300,000,000
6.125% debentures [Member]
Current liabilities [abstract]
Maturity date		2041
Interest rate (%)		6.125%
Non-current liabilities [abstract]
Borrowings	[1]	$ 500,000,000	500,000,000
4.9% debentures [Member]
Current liabilities [abstract]
Maturity date		2043
Interest rate (%)		4.90%
Non-current liabilities [abstract]
Borrowings	[1]	$ 500,000,000	500,000,000
5.25% debentures [Member]
Current liabilities [abstract]
Maturity date		2045
Interest rate (%)		5.25%
Non-current liabilities [abstract]
Borrowings	[1]	$ 500,000,000	500,000,000
Other [Member]
Non-current liabilities [abstract]
Borrowings	[1]	32,000,000	25,000,000
US Denominated debt [Member]
Current liabilities [abstract]
Short-term debt		164,000,000	236,000,000
Euro-denominated debt [Member]
Current liabilities [abstract]
Short-term debt		47,000,000	53,000,000
Other debt [Member]
Current liabilities [abstract]
Short-term debt		$ 91,000,000	$ 9,000,000
Multi-jurisdictional credit facility [Member]
Current liabilities [abstract]
Maturity date		2020
Non-current liabilities [abstract]
Debt capacity available		$ 2,500,000,000

[1]	Debentures have various provisions that allow redemption prior to maturity, at our optio n, at specified prices.
[2]	Weighted average rates at December 31, 2017
[3]	Program maximum U.S. $ 2.5 -billion. Amounts borrowed under the commercial paper program reduce our borrowing capacity under the multi-jurisdictional credit facility.
[4]

Short-term debt is unsecured and consists of U.S. dollar-denominated debt of $ 164 -million, euro-denominated debt of $ 47 -million and other debt of $ 91 -million ( 2016 – $ 236 -million, $ 53 -million and $ 9 -million).

[5]	Total capacity available on our multi-jurisdictional credit facility, which expires in 2020 , is $ 2.5 -billion.